Borrowings - Additional Information - Mortgages (Detail)						12 Months Ended
	Jul. 12, 2018 EUR (€)	Apr. 08, 2016 EUR (€) Installment	Oct. 13, 2015 EUR (€) Installment	Apr. 01, 2014 EUR (€)	Jan. 18, 2013 EUR (€) MortgageLoan	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)		Dec. 01, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Long term borrowings						€ 1,266,813,000	€ 724,052,000	[1]	€ 723,975,000	[1]
PAR Three Land And PAR Five Land [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate						40.00%
Period of interest rate						6 years
Mortgages [member]
Disclosure of detailed information about borrowings [line items]
Face value of borrowings						€ 52,000,000	54,300,000		55,200,000
Long term borrowings						€ 47,124,000	€ 45,386,000		€ 43,508,000
Mortgages [member] | Interxion Real Estate IV B.V. [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings											€ 10,000,000
Borrowings adjustment to interest rate basis							2.25%
Principal amount repayable in annual installments							€ 667,000
Repayments of non current borrowings							€ 7,332,000
Borrowings, maturity							Dec. 31, 2022
Debt service capacity covenant ratio							1.20%
Mortgages [member] | Bottom of range [member] | Interxion Real Estate IV B.V. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate							0.00%
Mortgages [member] | Real Estate Property In Germany [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings			€ 15,000,000
First installment payment date									Sep. 30, 2016
Borrowings, interest rate basis									The mortgage loan has a maturity of five years and has a variable interest rate based on EURIBOR plus 225 basis points.
Borrowings adjustment to interest rate basis			2.25%
Life of mortgage backed securities									Five years
Number of installments | Installment			4
Principal amount repayable in annual installments			€ 1,000,000
Repayments of non current borrowings			€ 11,000,000
Borrowings, maturity			Sep. 30, 2020
Debt service capacity covenant ratio			1.20%
Mortgages [member] | PAR Three Land And PAR Five Land [member]
Disclosure of detailed information about borrowings [line items]
Number of mortgage loans | MortgageLoan					2
Long term borrowings					€ 10,000,000
Aggregate amount repayable on quarterly installments					€ 167,000
First installment payment date						Apr. 18, 2013
Borrowings maturity period						15 years
Borrowings, interest rate basis						The mortgage loans have a maturity of 15 years and a variable interest rate based on EURIBOR plus an individual margin ranging from 240 to 280 basis points.
Mortgages [member] | PAR Three Land And PAR Five Land [member] | Fixed-rate instruments [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate					75.00%
Period of interest rate					10 years
Mortgages [member] | PAR Three Land And PAR Five Land [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis					2.40%
Mortgages [member] | PAR Three Land And PAR Five Land [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis					2.80%
Mortgages [member] | AMS Three Property [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings	€ 6,000,000
First installment payment date						Jul. 12, 2019
Borrowings, interest rate basis						The mortgage has a variable interest rate based on EURIBOR plus 225 basis points.
Borrowings adjustment to interest rate basis	2.25%
Principal amount repayable in annual installments	€ 400,000
Repayments of non current borrowings	€ 4,400,000
Borrowings, maturity	Jul. 01, 2023
Debt service capacity covenant ratio	1.20%
Mortgages [member] | Data Center Property In Belgium [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings				€ 9,200,000
Aggregate amount repayable on quarterly installments				€ 153,330
First installment payment date							Jul. 31, 2014
Borrowings, interest rate basis							The mortgage loan has a maturity of 15 years and a variable interest rate based on EURIBOR plus 200 basis points.
Borrowings adjustment to interest rate basis				2.00%
Life of mortgage backed securities							15 years
Mortgages [member] | Data Center Property In Austria [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings		€ 14,600,000
Borrowings, interest rate basis						The mortgage loan has a maturity of fourteen years and nine months and has a variable interest rate based on EURIBOR plus 195 basis points.
Borrowings adjustment to interest rate basis		1.95%
Life of mortgage backed securities						14 years and nine months
Debt service capacity covenant ratio		1.20%
Number of monthly installments | Installment		177
Mortgages [member] | Data Center Property In Austria [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Repayments of non current borrowings		€ 76,000
Mortgages [member] | Data Center Property In Austria [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Repayments of non current borrowings		€ 91,750

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.